Note 4 - Liquidity and Business Plan (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Oct. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Proceeds from Issuance of Private Placement			$ 1,746,000		$ 3,160,000	$ 2,328,000
Warrants in Connection with the Private Placement [Member]
Warrants and Rights Outstanding, Term (Year)	5 years	5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 6	$ 4	$ 6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	437,000		437,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)	437,000	909,209				468,200
Proceeds from Issuance of Private Placement	$ 1,700,000	$ 3,200,000				$ 2,300,000